Employee Benefit Plans (Changes in Benefit Obligation and Plan Assets and the Funded Status) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined benefit pension plans
Change in Projected Benefit Obligation ("PBO") and Accumulated Post-retirement Benefit Obligation ("APBO")
Benefit Obligation, Beginning Balance	$ 2,650	$ 2,683
Service cost	47	51
Plan participant contributions	8	8
Interest cost	102	95
Benefits Paid	(130)	(143)
Actuarial (gains) losses	231	(133)
Settlement, curtailments	(20)	(18)
Foreign currency translation adjustment	(66)	107
Benefit Obligation, Ending Balance	2,822	2,650
Change in plan assets
Plan Assets, Beginning Balance	2,300	2,408
Employer contributions	52	51
Plan participant contributions	8	8
Benefits paid	(130)	(143)
Actual return on assets, net of expenses	424	(105)
Settlements and curtailments	(7)	(18)
Foreign currency translation adjustment	(54)	99
Plan Assets, Ending Balance	2,593	2,300
Funded Status
Funded status, end of year	(229)	(350)
Non-pension Benefit Plans
Change in Projected Benefit Obligation ("PBO") and Accumulated Post-retirement Benefit Obligation ("APBO")
Benefit Obligation, Beginning Balance	350	356
Service cost	4	6
Plan participant contributions	5	5
Interest cost	14	13
Benefits Paid	(23)	(33)
Actuarial (gains) losses	19	(25)
Settlement, curtailments	0	0
Foreign currency translation adjustment	(16)	28
Benefit Obligation, Ending Balance	353	350
Change in plan assets
Plan Assets, Beginning Balance	49	45
Employer contributions	19	31
Plan participant contributions	5	5
Benefits paid	(23)	(33)
Actual return on assets, net of expenses	7	(3)
Settlements and curtailments	0	0
Foreign currency translation adjustment	(1)	4
Plan Assets, Ending Balance	56	49
Funded Status
Funded status, end of year	$ (297)	$ (301)